SHORT-TERM BANK CREDIT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit Facility, Interest Rate Description	The line of credit denominated in NIS currency accrues interest on the daily outstanding balance at the prime rate plus 3.3% per annum.
Line of Credit Facility, Interest Rate at Period End		11.50%
Refinancing of short-term bank debt on a long-term basis	$ 0	$ 360	$ 0
Convertible Debt		460
Total shareholders' equity	1,302	270	357	(606)
Weighted Average Interest Rate	7.50%	7.82%
Subsequent Event [Member]
Waiver Fees	5
Short-Term Debt [Member]
Refinancing of short-term bank debt on a long-term basis		360
Long-Term Debt [Member]
Refinancing of short-term bank debt on a long-term basis		100
Revolving Credit Facility [Member]
Percentage Of Total Assets	13.00%
Total shareholders' equity		1,500
Cash		500
Waiver For Remainder Of Two Thousand and Ten and For First Quarter Of Two Thousand and Twelve [Member]
Waiver Fees	15
Waiver For Remainder Of Two Thousand and Eleven and For First Quarter Of Two Thousand and Thirteen [Member]
Waiver Fees	$ 8